MERRILL LYNCH
RETIREMENT
RESERVES
MONEY FUND

Merrill Lynch
Retirement Series Trust








FUND LOGO








Annual Report

October 31, 1996




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Retirement Reserves
Money Fund
Box 9011
Princeton, New Jersey
08543-9011


Printed on post-consumer recycled paper



DEAR SHAREHOLDER


For the year ended October 31, 1996, Merrill Lynch Retirement
Reserves Money Fund's net annualized yield was 5.21%.* For the six-month period ended October 31, 1996, the Fund's net annualized yield was 4.95%. The Fund's 7-day yield as of October 31, 1996 was 4.98%.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at October 31, 1996 was 72 days, compared to 52 days at April 30, 1996.

The Environment
Investor perceptions regarding the direction of the US economy shifted over the course of the six-month period ended October 31, 1996. Throughout the summer months, concerns of an overheating economy and spiraling inflation dominated the financial markets as investors focused on the increasing possibility of monetary policy tightening by the Federal Reserve Board. However, as it became apparent that inflationary pressures were still under control--and when the Federal Reserve Board did not tighten monetary policy at its September 24 meeting--the investment outlook became more positive. These developments, coupled with several economic data releases that showed growth was at or below expectations, helped to assuage investors' concerns about an overheating economy. This, combined with the steepness which had developed in the front end of the fixed-income yield curve, prompted us to extend the Fund's average life into the mid 70-day area. This was primarily accomplished via the purchase of six-month money market instruments and 12-month--18-month Treasury securities. Stock and bond prices improved, with most broad-based stock market averages reaching historic high levels. However, one factor potentially overshadowing investor enthusiasm is the possibility that corporate profits may have peaked for this economic cycle.

The US economy clearly has slowed from its strong growth rate during the first half of 1996. Gross domestic product growth is slowing, labor-cost pressures are subsiding, consumer confidence is easing, and commodity prices are dropping. Investors are also anticipating that President Clinton's re-election, combined with continued Republican majorities in the House of Representatives and the Senate, will prove positive for the nation's budget deficit. As 1996 draws to a close, investors are likely to continue to focus on the economy. Evidence of continued growth at a non-inflationary pace would be positive for the US capital markets.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


The Fund's portfolio composition at the end of the October period and as of our last report is detailed below:

                                       10/31/96         4/30/96

Bank Notes                                 3.6%            4.5%
Certificates of Deposit                    1.9             0.2
Certificates of Deposit--European          2.7              --
Certificates of Deposit--Yankee            2.9             5.1
Commercial Paper                          32.3            34.7
Corporate Notes                           11.0            10.3
Funding Agreements                         0.9              --
Master Notes                               2.2             3.2
Repurchase Agreements                      6.9             1.0
US Government, Agency &
Instrumentality Obligations--
Discount Notes                             4.0             6.3
US Government, Agency &
Instrumentality Obligations--
Non-Discount Notes                        32.7            36.8
Liabilities in Excess of Other
Assets                                    (1.1)           (2.1)
                                        -------         -------
Total                                    100.0%          100.0%
                                        =======         =======

In Conclusion
We appreciate your continued interest in Merrill Lynch Retirement
Reserves Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(Christopher G. Ayoub)
Christopher G. Ayoub
Vice President and Portfolio Manager


December 2, 1996



SCHEDULE OF INVESTMENTS                                      (in Thousands)


                         Face        Interest       Maturity        Value
Issue                   Amount        Rate*           Date        (Note 1a)

Bank Notes--3.6%

Bank One, Dayton     $  60,000       5.32++ %       1/30/97      $   59,993

Colorado National       90,000       5.345++        2/19/97          89,997
Bank of Denver          10,000       5.345++        5/21/97           9,999

First Bank of           75,000       5.33          12/09/96          75,001
South Dakota, N.A.

First Bank, N.A.,       50,000       5.325++       11/20/96          50,000
Minneapolis             50,000       5.325++       12/18/96          49,998

Total Bank Notes (Cost--$334,988)                                   334,988

Certificates of Deposit--1.9%

Chase Manhattan         29,000       5.85           1/08/97          29,018
Bank                    50,000       5.75           2/03/97          50,030
                        50,000       5.60           4/01/97          50,014

Morgan Guaranty         50,000       5.90           9/30/97          50,146
Trust Company

Total Certificates of Deposit (Cost--$179,089)                      179,208


Certificates of Deposit--European--2.7%


ABN-AMRO                20,000       5.51           4/15/97          19,999
Bank NV

Abbey National          50,000       5.51           4/15/97          49,997
Treasury Services PLC

Australia and New       60,000       5.62           4/02/97          60,021
Zealand Banking
Group Ltd.

Bank of Scotland        45,000       5.63           3/27/97          45,022
                        25,000       5.65           4/03/97          25,012

Bankers Trust           50,000       5.40           1/21/97          49,997
Company

Total Certificates of Deposit--European
(Cost--$250,011)                                                    250,048


Certificates of Deposit--Yankee--2.9%

Bank of Nova Scotia     25,000       5.51           4/15/97          25,002
(The), NY

Bayerische              25,000       5.46          11/27/96          24,998
Hypotheken-und-         25,000       5.80           3/06/97          25,023
Wechsel Bank, NY

Bayerische              25,000       5.45          11/29/96          24,998
Landesbank
Girozentrale, NY

Bayerische              75,000       5.49          11/13/96          74,997
Vereinsbank AG, NY

Hongkongbank, NY       100,000       5.40          11/05/96          99,998

Total Certificates of Deposit--Yankee
(Cost--$275,004)                                                    275,016


SCHEDULE OF INVESTMENTS                                      (in Thousands)


                         Face        Interest       Maturity        Value
Issue                   Amount        Rate*           Date        (Note 1a)

Commercial Paper--32.3%

ABN-AMRO North       $  42,000       5.30 %        11/07/96      $   41,955
America Finance Inc.

Abbey National         200,000       5.45           3/26/97         195,669
N.A. Corp.

Allomon Funding         10,132       5.30          11/04/96          10,126
Corporation             16,071       5.27          11/15/96          16,036
                        18,000       5.27          11/21/96          17,945

Alpine                  44,167       5.27          11/14/96          44,076
Securitization          70,000       5.27          11/15/96          69,846
Corporation

Bear Stearns            25,000       5.32          11/08/96          24,970
Companies, Inc.

Beta Finance Inc.       12,000       5.64           1/10/97          11,874
                         6,250       5.64           1/13/97           6,182
                        12,500       5.50           3/18/97          12,244
                        50,000       5.45           3/24/97          48,932

CSW Credit, Inc.        13,338       5.27          11/19/96          13,301
                        29,600       5.27          11/26/96          29,487

Caisse                  47,000       5.515         12/11/96          46,713
d'Amortissement         54,400       5.50          12/24/96          53,968
de la Dette             13,000       5.40           2/20/97          12,784
Sociale                 60,000       5.46           3/03/97          58,905
                        50,000       5.66           3/10/97          49,036

Chase Manhattan         29,000       5.68           1/09/97          28,700
Corporation

Clipper Receivables     25,000       5.27          11/20/96          24,927
Corp.                    9,114       5.27          11/22/96           9,085

Eiger Capital Corp.     24,014       5.26          11/22/96          23,937

Eksportfinans A/S       32,000       5.30          11/29/96          31,862

Eureka                  25,000       5.31          11/12/96          24,956
Securitization Inc.

Falcon Asset            24,825       5.47          11/04/96          24,810
Securitization Corp.

Ford Credit             50,000       5.51           3/24/97          48,932
Europe PLC

Ford Motor              50,000       5.46          11/01/96          49,993
Credit Company         100,000       5.35           2/03/97          98,594
                        50,000       5.48           3/24/97          48,932

General Electric        50,000       5.50           3/03/97          49,088
Capital Corp.

General Motors          40,000       5.54          11/04/96          39,976
Acceptance Corp.        25,000       5.34          11/07/96          24,973
                        50,000       5.35           1/28/97          49,342


SCHEDULE OF INVESTMENTS (continued)                          (in Thousands)


                         Face        Interest       Maturity        Value
Issue                   Amount        Rate*           Date        (Note 1a)

Commercial Paper (concluded)

Goldman Sachs        $  60,000       5.30 %        11/06/96      $   59,947
Group, L.P.             75,000       5.68           1/06/97          74,257
                        25,000       5.36           4/24/97          24,351

Greenwich              150,000       5.27          11/15/96         149,671
Funding Corp.

Internationale          50,000       5.35           4/14/97          48,776
Nederlanden (US)
Funding Corp.

International           27,176       5.27          11/20/96          27,096
Securitization Corp.

Korea Development       50,000       5.37          11/06/96          49,954
Bank                    30,000       5.34          11/08/96          29,964
                        19,000       5.35           1/15/97          18,787

Mont Blanc              23,255       5.26          11/18/96          23,194
Capital Corp.           51,745       5.27          11/20/96          51,594

Monte Rosa              19,109       5.27          11/07/96          19,089
Capital Corp.           50,000       5.26          11/15/96          49,890
                        23,022       5.26          11/18/96          22,961

Morgan Stanley         170,000       5.60          11/01/96         169,974
Group, Inc.

New Center              25,000       5.52          12/06/96          24,866
Asset Trust             53,000       5.43           1/29/97          52,295
                        35,000       5.40           2/07/97          34,487
                        25,000       5.43           2/14/97          24,608
                        50,000       5.50           2/25/97          49,134
                        75,000       5.62           3/10/97          73,554
                        50,000       5.49           3/21/97          48,954
                       125,000       5.46           3/24/97         122,330

Old Line Funding        25,115       5.29          12/06/96          24,982
Corp.                   17,000       5.29          12/12/96          16,895
                         9,000       5.29          12/16/96           8,939

Smith Barney Inc.       50,000       5.27          12/02/96          49,766

Sweden, Kingdom of      50,000       5.295         11/22/96          49,834
                        40,000       5.58          11/27/96          39,839

Western Australia       23,000       5.53           1/24/97          22,711
Treasury Corp.

Westpac Capital Corp.   25,000       5.51          12/16/96          24,829
                        24,200       5.50          12/30/96          23,986

Windmill Funding        15,413       5.27          11/04/96          15,404
Corp.                   43,175       5.30          11/05/96          43,143
                         6,515       5.35          11/05/96           6,510
                        50,186       5.27          11/22/96          50,024
                        27,381       5.27          11/25/96          27,281
                        25,000       5.28          11/25/96          24,908

Total Commercial Paper (Cost--$3,020,279)                         3,020,940


SCHEDULE OF INVESTMENTS (continued)                          (in Thousands)


                         Face        Interest       Maturity        Value
Issue                   Amount        Rate*           Date        (Note 1a)


Corporate Notes--11.0%

Abbey National       $ 150,000       5.262  %       5/16/97      $  149,917
Treasury Services
PLC

Asset Backed            91,000       5.375++       10/15/97          91,000
Securities Investment
Trust (1996-M)

CIT Group               40,000       5.42          11/14/96          40,001
Holdings, Inc. (The)    30,000       5.30           2/06/97          29,994
                        85,000       5.36++        10/27/97          85,000

Ford Motor Credit
Co.                     57,000       5.68           5/27/97          57,068

KeyBank National        30,000       5.299++        8/21/97          29,983
Association

PHH Corp.              100,000       5.336          1/23/97          99,993
                        25,000       5.326          2/10/97          24,997
                        25,000       5.315          3/25/97          24,996
                        25,000       5.42           6/12/97          24,990
                        65,000       5.406          9/03/97          64,979

SMM Trust              150,000       5.383++        1/08/97         150,000
Certificate (1995-Q)

Short Term Card        150,000       5.393++        1/15/97         150,000
Account Trust (1995-1)

Total Corporate Notes
(Cost--$1,022,852)                                                1,022,918


Funding Agreements--0.9%


Jackson National        80,000       5.45++         4/08/97          80,000
Life Insurance Co.

Total Funding Agreements
(Cost--$80,000)                                                      80,000


Master Notes--2.2%


Goldman Sachs          175,000       5.36++        11/08/96         175,000
Group, L.P.             34,000       5.36++         5/01/97          34,000

Total Master Notes (Cost--$209,000)                                 209,000


US Government, Agency & Instrumentality
Obligations--Discount Notes--4.0%


Federal Home            75,000       5.425          3/07/97          73,616
Loan Banks              26,000       5.40           3/12/97          25,501
                        33,000       5.44           3/13/97          32,362
                        10,300       5.44           3/17/97          10,095
                        14,000       5.40           3/24/97          13,707

Federal National        25,000       5.46           2/03/97          24,656
Mortgage Association   168,000       5.26           4/16/97         163,924

US Treasury Bills       31,000       4.59           2/06/97          30,576

Total US Government, Agency & Instrumentality
Obligations--Discount Notes
(Cost--$374,326)                                                    374,437


SCHEDULE OF INVESTMENTS (concluded)                          (in Thousands)


                         Face        Interest       Maturity        Value
Issue                   Amount        Rate*           Date        (Note 1a)

US Government, Agency & Instrumentality
Obligations--Non-Discount Notes--32.7%

Federal Farm         $  85,000       5.20++ %      12/30/96      $   84,975
Credit Banks            60,000       5.85          10/01/97          60,126
                        40,000       5.38++        11/25/97          39,991
                        10,000       6.24           5/07/98          10,002

Federal Home            20,095       6.875         11/18/96          20,113
Loan Banks              25,000       5.83++         2/18/97          25,009
                        25,000       5.99           2/09/98          25,075
                        26,000       6.19           5/08/98          26,000
                        26,500       6.45          10/21/98          26,567
                        15,000       6.12          11/19/98          14,981

Federal Home            50,000       5.36           3/28/97          49,995
Loan Mortgage Corp.     25,000       5.37++        10/07/97          24,986

Federal National        40,000       5.32++        11/04/96          40,000
Mortgage Association    50,000       5.31          12/11/96          49,993
                        75,000       5.22++        12/19/96          74,993
                        75,000       5.43++         1/13/97          75,002
                        30,000       5.85++         2/14/97          30,014
                       123,000       5.40++         2/21/97         123,000
                        67,000       5.213++        4/15/97          66,967
                        75,000       5.23++         4/22/97          74,969
                        50,000       5.205++        4/29/97          49,975
                        42,000       5.233++        5/14/97          41,980
                        68,500       5.70           5/19/97          68,500
                       140,000       5.24++         5/22/97         139,947
                       140,000       5.36++         7/16/97         139,933
                        66,000       5.38++         8/01/97          65,978
                        55,000       5.38++         8/22/97          54,974
                        55,000       5.365++        9/03/97          54,966
                        42,000       5.37++         9/09/97          41,975
                        41,000       5.37++         9/29/97          40,978
                        35,000       5.53          10/14/97          34,976
                        73,000       5.355++       10/20/97          72,938
                        25,000       5.19           1/08/98          24,850
                        60,000       5.42++         4/24/98          59,966
                        38,000       5.75           5/14/98          38,000
                        22,150       5.53++        12/14/98          22,111

Student Loan            11,830       5.58++        11/01/96          11,830
Marketing               59,415       5.39++        12/20/96          59,415
Association              5,000       5.54++         1/14/97           5,002
                        37,125       5.58++         1/23/97          37,141


SCHEDULE OF INVESTMENTS (concluded)                          (in Thousands)

                         Face        Interest       Maturity        Value
Issue                   Amount        Rate*           Date        (Note 1a)


US Government, Agency & Instrumentality
Obligations--Non-Discount Notes (concluded)


Student Loan          $ 45,125       5.605++%       2/14/97      $   45,145
Marketing               60,000       5.50++         3/03/97          60,015
Association            115,000       5.375          8/21/97         114,960
(concluded)             75,000       5.37++        10/01/97          74,960
                        67,075       5.53++         1/21/98          67,189
                        29,200       5.48++         2/17/98          29,182
                        75,000       5.425++        4/21/98          74,974

US Treasury Notes       15,000       7.50          12/31/96          15,054
                        50,000       6.50           4/30/97          50,285
                        25,000       6.50           5/15/97          25,148
                        95,000       6.125          5/31/97          95,356
                        25,000       8.50           7/15/97          25,520
                        50,000       8.75          10/15/97          51,477
                       160,000       5.625         10/31/97         160,125
                        48,000       5.25          12/31/97          47,805
                        60,000       5.00           1/31/98          59,531
                        25,000       6.00           9/30/98          25,109
                        25,000       5.875         10/31/98          25,047

Total US Government, Agency & Instrumentality
Obligations--Non-Discount Notes
(Cost--$3,055,244)                                                3,055,075

Face
Amount                               Issue

Repurchase Agreements**--6.9%


$100,000              Fuji Securities, Inc., purchased
                      on 10/31/1996 to yield 5.62% to
                      11/01/1996                                    100,000
250,000               HSBC Securities, Inc., purchased
                      on 10/31/1996 to yield 5.60% to
                      11/01/1996                                    250,000
294,632               Lehman Brothers Inc., purchased
                      on 10/31/1996 to yield 5.60% to
                      11/01/1996                                    294,632

Total Repurchase Agreements
(Cost--$644,632)                                                    644,632

Total Investments (Cost--$9,445,425)--101.1%                      9,446,262

Liabilities in Excess of Other Assets--(1.1%)                      (106,033)
                                                                 ----------
Net Assets--100.0%                                               $9,340,229
                                                                 ==========

[FN]
 *Commercial Paper and certain US Government, Agency &
  Instrumentality Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at October 31, 1996.
**Repurchase Agreements are fully collateralized by US Government
  Obligations.
++Floating Rate Notes.

  See Notes to Financial Statements.



FINANCIAL INFORMATION

Statement of Assets and Liabilities as of October 31, 1996
Assets:             Investments, at value (identified cost--$9,445,425,408*)(Note 1a)                     $9,446,261,938
                    Cash  .                                                                                      500,338
                    Receivables:
                      Securities sold                                                    $  185,768,167
                      Interest                                                               38,232,762
                      Beneficial interest sold                                                   41,617      224,042,546
                                                                                         --------------
                    Prepaid registration fees and other assets (Note 1d)                                         383,253
                                                                                                          --------------
                    Total assets                                                                           9,671,188,075
                                                                                                          --------------

Liabilities:        Payables:
                      Beneficial interest redeemed                                          309,826,850
                      Securities purchased                                                   14,990,625
                      Investment adviser (Note 2)                                             3,012,367
                      Dividends to shareholders                                                   2,382      327,832,224
                                                                                         --------------
                    Accrued expenses and other liabilities                                                     3,126,779
                                                                                                          --------------
                    Total liabilities                                                                        330,959,003
                                                                                                          --------------

Net Assets:         Net assets                                                                            $9,340,229,072
                                                                                                          ==============

Net Assets          Shares of beneficial interest, $0.10 par value, unlimited
Consist of:         number of shares authorized                                                           $  933,939,254
                    Paid-in capital in excess of par                                                       8,405,453,288
                    Unrealized appreciation on investments--net                                                  836,530
                                                                                                          --------------
                    Net assets--Equivalent to $1.00 per share based on 9,339,392,542
                    shares of beneficial interest outstanding                                             $9,340,229,072
                                                                                                          ==============

                   *As of October 31, 1996, net unrealized appreciation for Federal income tax purposes amounted to $446,137, of which $1,805,087 related to appreciated securities and $1,358,950 related to depreciated securities. The aggregate cost of investments at October
                    31, 1996 for Federal income tax purposes was $9,445,815,801.

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)

Statement of Operations
                                                                                                      For the Year Ended
                                                                                                        October 31, 1996
Investment Income   Interest and amortization of premium and discount earned                              $  508,277,097
(Note 1c):

Expenses:           Investment advisory fees (Note 2)                                    $   34,280,472
                    Transfer agent fees (Note 2)                                             14,246,085
                    Registration fees (Note 1d)                                                 869,052
                    Printing and shareholder reports                                            595,719
                    Accounting services (Note 2)                                                386,264
                    Custodian fees                                                              257,809
                    Professional fees                                                            89,476
                    Interest expense                                                             77,650
                    Trustees' fees and expenses                                                  71,319
                    Other.                                                                       93,451
                                                                                         --------------

                    Total expenses                                                                            50,967,297
                                                                                                          --------------
                    Investment income--net                                                                   457,309,800
                                                                                                          --------------

Realized &          Realized gain on investments--net                                                            471,407
Unrealized Gain     Change in unrealized appreciationon investments--net                                      (2,850,451)
(Loss) on                                                                                                 --------------
Investments--Net    Net Increase in Net Assets Resulting from Operations                                  $  454,930,756
(Note 1c):                                                                                                ==============


                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                                     For the
                                                                                                   Year Ended
                                                                                                   October 31,
Increase (Decrease) in Net Assets:                                                            1996             1995
Operations:         Investment income--net                                               $  457,309,800   $  432,019,283
                    Realized gain on investments--net                                           471,407        1,637,926
                    Change in unrealized appreciation/depreciation on investments
                    --net                                                                    (2,850,451)      10,376,159
                                                                                         --------------   --------------
                    Net increase in net assets resulting from operations                    454,930,756      444,033,368
                                                                                         --------------   --------------

Dividends &         Investment income--net                                                 (457,309,800)    (432,019,283)
Distributions to    Realized gain on investments--net                                          (471,407)      (1,637,926)
Shareholders                                                                             --------------   --------------
(Note 1e):          Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                          (457,781,207)    (433,657,209)
                                                                                         --------------   --------------

Beneficial Interest Net proceeds from sale of shares                                     27,785,847,538   24,132,766,015
Transactions        Net asset value of shares issued to shareholders in
(Notes 1e & 3):     reinvestment of dividends and distributions                             457,779,630      433,654,456
                                                                                         --------------   --------------
                                                                                         28,243,627,168   24,566,420,471
                    Cost of shares redeemed                                             (27,549,454,162) (23,331,574,095)
                                                                                         --------------   --------------
                    Net increase in net assets derived from beneficial
                    interest transactions                                                   694,173,006    1,234,846,376
                                                                                         --------------   --------------

Net Assets:         Total increase in net assets                                            691,322,555    1,245,222,535
                    Beginning of year                                                     8,648,906,517    7,403,683,982
                                                                                         --------------   --------------
                    End of year                                                          $9,340,229,072   $8,648,906,517
                                                                                         ==============   ==============

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (concluded)

Financial Highlights
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                             For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                           1996        1995        1994        1993         1992
Per Share           Net asset value, beginning of year       $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                        .0509       .0540       .0345       .0279        .0370
                    Realized and unrealized gain (loss)
                    on investments--net                          (.0002)      .0015      (.0011)      .0004        .0012
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations              .0507       .0555       .0334       .0283        .0382
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                     (.0509)     (.0540)     (.0345)     (.0279)      (.0370)
                      Realized gain on investments--net          (.0001)     (.0002)        --++     (.0003)      (.0010)
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions            (.0510)     (.0542)     (.0345)     (.0282)      (.0380)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of year             $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ==========  ==========  ==========  ==========   ==========
                    Total investment return                       5.21%       5.57%       3.48%       2.86%        3.95%
                                                             ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                       .56%        .59%        .59%        .62%         .63%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income and realized
                    gain on investments--net                      5.07%       5.43%       3.44%       2.82%        3.88%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of year
Data:               (in thousands)                           $9,340,229  $8,648,907  $7,403,684  $7,066,326   $6,474,640
                                                             ==========  ==========  ==========  ==========   ==========

                  ++Amount is less than $.0001 per share.

                    See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering a separate class of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") acts as passive custodian. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments--Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight- line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value.

For the purposes of valuations, the maturity of variable rate certificates of deposit, variable rate commercial paper, short-term corporate bond notes, variable rate Government agency notes and variable rate corporate notes is deemed to be the next coupon date on which the interest rate is to be adjusted. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $1 billion; 0.45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; 0.40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; 0.375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; 0.35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; and 0.325% of average daily net assets in excess of $7 billion.


NOTES TO FINANCIAL STATEMENTS (concluded)


Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, MLFD, MLFDS, PSI, MLPF&S, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets, since shares are recorded at $1.00 per share.



<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 1996, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
December 3, 1996
</AUDIT-REPORT>



IMPORTANT TAX INFORMATION (unaudited)

Merrill Lynch Retirement Reserves Money Fund distributed long-term capital gains of $.0000089 per share to shareholders of record on December
29, 1995.

Please retain this information for your records.



OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Joe Grills, Trustee
Walter Mintz, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Harry Woolf, Trustee
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Christopher G. Ayoub, Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Bank of New York
90 Washington Street
New York, New York 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 221-7210